EQUITY	6 Months Ended
Jun. 30, 2022
Equity [abstract]
EQUITY	EQUITYThe partnership’s consolidated equity interests include LP Units held by public unitholders and Brookfield, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, and BBUC exchangeable shares held by public shareholders and Brookfield, collectively, “Units” or “Unitholders” as described in Note 1, and $15 million of preferred shares held by Brookfield. As at June 30, 2022, Brookfield owns approximately 65.5% of the partnership on a fully exchanged basis.
For the three and six months ended June 30, 2022, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units, and BBUC Exchangeable Shares of $14 million and $23 million, respectively, or approximately $0.0625 per Unit (June 30, 2021: $9 million and $18 million, or approximately $0.0625 per Unit). For the three and six months ended June 30, 2022, the partnership made distributions to others who have interests in the operating subsidiaries of $869 million and $1,451 million, respectively (June 30, 2021: $482 million and $1,280 million, respectively), primarily as a result of the dividend distribution received from a non-recourse financing related to the partnership’s investment in its nuclear technology services operations.
(a)GP Units and LP Units
LP Units entitle the holder to its proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the unaudited interim consolidated statements of financial position.
The table below provides a continuity of GP Units and LP Units outstanding for the period ended June 30, 2022:

UNITS	GP Units	LP Units	Total
Balance as at January 1, 2022	4	77,085,493	77,085,497
Repurchased and canceled	—	(2,525,490)	(2,525,490)
Conversion from BBUC exchangeable shares	—	50,825	50,825
Balance as at June 30, 2022	4	74,610,828	74,610,832
The weighted average number of LP Units for the three and six months ended June 30, 2022 was 75.3 million and 76.0 million, respectively (June 30, 2021: 78.6 million and 78.7 million, respectively).
During the six months ended June 30, 2022, the partnership repurchased and canceled 2,525,490 LP Units (June 30, 2021: 447,871 LP Units).
Net income attributable to limited partnership unitholders for the three and six months ended June 30, 2022 was $49 million and $63 million, respectively (June 30, 2021: net loss of $50 million and net income of $231 million, respectively).
(b)Redemption-Exchange Units
The table below provides a continuity of Redemption-Exchange Units outstanding for the period ended June 30, 2022:

UNITS	Redemption-Exchange Units
Balance as at January 1, 2022	69,705,497
Repurchased and canceled	—
Balance as at June 30, 2022	69,705,497
As at June 30, 2022, the Holding LP had issued 69.7 million Redemption-Exchange Units to Brookfield. Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity in accordance with IAS 32.
(c)BBUC exchangeable shares
The table below provides a continuity of BBUC exchangeable shares outstanding for the period ended June 30, 2022:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2022	—
Special distribution	73,088,510
Converted to class C shares	(80,425)
Converted to LP Units	(50,825)
Balance as at June 30, 2022	72,957,260
On March 15, 2022, the partnership completed a special distribution whereby Unitholders as of the Record Date received one BBUC exchangeable share, for every two Units held. The special distribution resulted in the issuance of 73 million exchangeable shares to public unitholders and Brookfield. Both the LP Units and GP Units issued by the partnership and the BBUC exchangeable shares issued by BBUC have the same economic attributes in all respects, except as noted below.
Each BBUC exchangeable share is exchangeable at the option of the holder for one LP Unit (subject to adjustment to reflect certain capital events) or for cash in an amount equal to the market value of one of the partnership’s LP Units. The partnership may elect to satisfy the exchange obligation by acquiring such tendered BBUC exchangeable shares for an equivalent number of LP Units or its cash equivalent. The partnership intends to satisfy any exchange requests on the BBUC exchangeable shares through the delivery of LP Units rather than cash. The BBUC exchangeable shares are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this exchange right is subject to the partnership’s right, at its sole discretion, to satisfy the exchange request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the BBUC exchangeable shares are classified as equity in accordance with IAS 32.
During the six months ended June 30, 2022, there were 50,825 exchanges of BBUC exchangeable shares into LP Units.
(d)Incentive distribution to Special LP Unitholder
In its capacity as the holder of the Special LP Units of the Holding LP, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the LP Units over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
In order to account for the dilutive effect of the special distribution which occurred on March 15, 2022, the incentive distribution threshold was reduced by one-third, commensurate with the distribution ratio of one (1) BBUC exchangeable share for every two (2) LP Units. Accordingly, the resulting incentive distribution threshold is $31.53 per LP Unit following completion of the special distribution.
During the three months ended June 30, 2022, the volume-weighted average price was $24.14 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in an incentive distribution of $nil (June 30, 2021: $79 million).
(e)Preferred shares held by Brookfield
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of its redemption value per annum as and when declared by the board of directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of its issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position.